OTHER NON-CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
The components of other non-current liabilities are as follows:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities	$589	$760
Lease liabilities(1)	873	889
Derivative liabilities	372	413
Provisions	93	78
Loans and notes payables	—	18
Deferred revenue	51	4
Total other non-current liabilities	$1,978	$2,162
(1)For the three and six months ended June 30, 2020, interest expense relating to total lease liabilities (see Note 15, Accounts Payable And Other Liabilities for the current portion) was $15 million and $29 million, respectively (2019 -$13 million and $30 million).